Cover	Oct. 21, 2024
Cover [Abstract]
Entity Registrant Name	MINERVA GOLD INC.
Entity Central Index Key	0001854816
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 21, 2024
Entity Ex Transition Period	false
Entity File Number	333-255403
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1588963
Entity Address Address Line 1	12/1 Kunayev str
Entity Address Address Line 2	IA 17
Entity Address City Or Town	Nur-Sultan
Entity Address Postal Zip Code	010000
City Area Code	725
Local Phone Number	225-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Country	KZ